Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit (loss)	€ 6,469	€ 5,798
Other comprehensive income	1,724	(2,079)
Other comprehensive income that will not be reclassified to profit or loss, before tax	(181)	(83)
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(356)	(181)
Non-current assests available for sale	1	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	36	140
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	0	0
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	123	(70)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	15	27
Other comprehensive income that will be reclassified to profit or loss, before tax	1,905	(1,996)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(410)	(133)
Gains (losses) on hedges of net investments in foreign operations, before tax	(410)	(133)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0
Other Reclassifications Comprehensive Income Before Tax Hedges Of Net Investments In Foreign Operations	0	0
Other comprehensive income, before tax, exchange differences on translation	2,614	(2,100)
Gains (losses) on exchange differences on translation, before tax	2,593	(2,100)
Reclassification adjustments on exchange differences on translation, before tax	0	0
Other reclassifications other comprehensive income before tax exchange differences on translation	21	0
Other comprehensive income, before tax, cash flow hedges	8	(31)
Gains (losses) on cash flow hedges, before tax	8	(31)
Reclassification adjustments on cash flow hedges, before tax	0	0
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, net of tax	0	0
Other reclassification comprehensive income before tax cash flow hedges	0	0
Other Comprehensive Income Hedging Instruments (non-designated elements)	3	(5)
Gains (losses) on hedging instrument, fair value hedges	3	(5)
Other Comprehensive Income Debt Securities at fair value through other comprehensive income	(372)	412
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(209)	580
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	168	169
Other reclassification comprehensive income before tax available for sale financial assets	5	0
Non current assets and disposal groups held for sale that will be reclassified to profit or loss net of tax	(36)	0
Valuation gains losses taken to equity non current assets held for sale	(10)	0
Non current assets held for sale transferred to profit or loss	0	0
other reclassifications of non current assets held for sale	26	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	12	(10)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	84	(129)
Comprehensive income	8,193	3,719
Comprehensive income, attributable to non-controlling interests	676	(53)
Comprehensive income, attributable to owners of parent	€ 7,518	€ 3,772